Key management personnel	12 Months Ended
Jun. 30, 2018
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Key management personnel

21    Key management personnel

Key management personnel compensation comprises:

	2018	2017	2016
	US$	US$	US$
Short-term employee benefits	13,190,838	16,439,948	14,979,983
Post-employment benefits	1,506,108	1,895,828	2,356,594
Share-based payments	13,356,657	13,747,355	16,837,179

Total	28,053,603	32,083,131	34,173,756

Following the dissolution of the Operations Management Committee (OMC) in FY2018, the Remuneration Committee re-examined the classification of Key Management Personnel (KMP) for FY2018 and determined that the roles which have the authority and responsibility for planning, directing and controlling the activities of BHP are Non-executive Directors, the CEO, the Chief Financial Officer, the President Operations, Minerals Australia, the President Operations, Minerals Americas, and the President Operations, Petroleum. The Remuneration Committee also determined that, effective 1 July 2017 the Chief External Affairs Officer and Chief People Officer roles are no longer considered KMP.

Transactions and outstanding loans/amounts with key management personnel

There were no purchases by key management personnel from the Group during the financial year (2017: US$ nil; 2016: US$ nil).

There were no amounts payable by key management personnel at 30 June 2018 (2017: US$ nil; 2016: US$ nil).

There were no loans receivable from or payable to key management personnel at 30 June 2018 (2017: US$ nil; 2016: US$ nil).

Transactions with personally related entities

A number of Directors of the Group hold or have held positions in other companies (personally related entities) where it is considered they control or significantly influence the financial or operating policies of those entities. There were no transactions with those entities and no amounts were owed by the Group to personally related entities at 30 June 2018 (2017: US$ nil; 2016: US$ nil).

For more information on remuneration and transactions with key management personnel, refer to section 3.